General	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
General [Line Items]
General

Note 1 — General

A. Cyabra Inc (the “Company”) is a newly formed entity that was formed for the purpose of effecting the Merger Agreement (see below) and now serves as a publicly-traded company. Its fully owned subsidiary is Cyabra Strategy Ltd. (“Legacy Cyabra”), an Israeli limited company.

From its formation until the consummation of the Merger Agreement on March 27, 2026, the Company had no operations and had been formed for the sole purpose of entering into the Merger Agreement and has been serving as the publicly-traded company following the Merger Agreement. Legacy Cyabra, on the other hand, as the accounting acquirer in the Merger Agreement and the predecessor entity to the Company from an accounting perspective, had active operations during earlier periods of time, prior to the Merger Agreement. Consequently, these financial statements reflect the information of Legacy Cyabra (as the predecessor entity to the Company) until March 27, 2026 and the information of the Company (as the combined company following the Merger Agreement) from that date forward.

B. The Company operates as a single operating segment and addresses the threat of fake news for brands and the public sector and provide a software which identifies bad actors online, and mitigates the threat in real-time.

On March 12, 2020, Legacy Cyabra established a wholly owned U.S. subsidiary Cyabra Strategy Inc. (the “subsidiary”), for marketing and distribution activity. The subsidiary commenced operations during 2020.

Since October 2023, Israel has been involved in significant military conflicts with Hamas and Hezbollah. In February 2026, hostilities escalated significantly into a direct military conflict involving Israel, the United States, and Iran. While a ceasefire between Israel and Hamas remains largely in effect following the October 2025 agreements, the subsequent outbreak of the conflict with Iran has introduced renewed volatility and uncertainty into the region. Although a partial two-week ceasefire regarding direct regional operations was announced on April 7, 2026, and subsequently extended, the security situation remains fluid.

The Company estimates that at this stage, based on the information it has as of the date of the approval of these financial statements, that current events do not have a material impact on the business results of the Company in the short term. Since this is an event that is beyond the control of the Company, and factors such as the resumption of the war or its cessation may affect the Company’s estimates, as of the date of the report the Company has no ability to estimate the extent of the impact of the war on its business activities and on its results in the medium and long term. The Company continues to regularly monitor the developments on the subject and examines the consequences for its activities and the value of its assets.

C. Reverse Recapitalization: On July 22, 2024, Legacy Cyabra entered into a merger agreement (the “Merger Agreement”) with Trailblazer Merger Corporation I (“Parent”), a blank-check special purpose acquisition company, Trailblazer Merger Sub, Ltd., a direct, wholly owned subsidiary of Parent (“Merger Sub”), and Trailblazer Holdings, Inc., a direct, wholly owned subsidiary of Parent (“Holdings”). Upon the consummation of the transactions contemplated by the Merger Agreement, (a) Parent will merge with and into Holdings and Holdings will be the survivor of such merger and (b) Merger Sub will merge with and into Legacy Cyabra, with Legacy Cyabra being the surviving entity, following which Merger Sub will cease to exist and Legacy Cyabra will become a wholly owned subsidiary of Parent and will be publicly listed on the Nasdaq.

The aggregate merger consideration to be received by Legacy Cyabra’ shareholders is 7,000,000 shares of Holdings common stock, par value $0.0001 per share (the “Holdings Common Stock”), calculated by dividing (a) $70,000,000 by (b) $10.00 (the “Aggregate Merger Consideration”). On November 7, 2025, Legacy Cyabra signed an amendment to the Merger Agreement, according to which, the Aggregate Merger Consideration was changed to $106,000,000 instead of $70,000,000.

On March 27, 2026, the parties completed the Merger Agreement pursuant to which Holdings merged with Parent, with Holdings continuing as the surviving company of such merger and Merger Sub merged with Legacy Cyabra, with Legacy Cyabra continuing as the surviving company of such merger and a wholly-owned subsidiary of Holdings (the “Merger”). Upon the Closing, three key employees of the Company received 400,000 RSUs of the Company in the aggregate, and are entitled to a one time transaction bonus of $400,000 each.

Upon the effectiveness of the Merger, each outstanding Parent Class A common stock and the sole outstanding Parent Class B common stock was converted into a common share of Holdings on a one-for-one basis. Upon the effectiveness of the Merger, each outstanding ordinary share of Legacy Cyabra was converted into 3.6097 common share of Holdings (the “Conversion Ratio”). Each outstanding Legacy Cyabra warrant and option to purchase one Legacy Cyabra share, was to become exercisable for such number of Holdings shares of Common Stock as were equal to the Conversion Ratio. The exercise price per Holdings common share of each such converted Legacy Cyabra option and warrant was to be adjusted based on dividing the existing per share exercise price by the Conversion Ratio. The terms of vesting, exercise and/or settlement, as applicable, of such converted options and warrants were to remain the same following such conversion.

Immediately prior to the closing, seven directors were elected to Holdings’s board of directors.

In connection with the closing of the Merger Agreement, the shares of Common Stock of Holdings are now listed on the Nasdaq Global Market and began trading under the symbol “CYAB”.

The Merger Agreement was accounted for as a reverse recapitalization in accordance with U.S. generally accepted accounting principles (“GAAP”). Under this method of accounting, Legacy Cyabra was treated as the accounting acquirer and the Parent was treated as the “acquired” company for financial reporting purposes. Legacy Cyabra was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

●	Legacy Cyabra’s shareholders were to hold approximately 61.8% of the outstanding common stock in Holdings upon the closing of the Merger Agreement;

●	Legacy Cyabra’s senior management were to comprise the senior management of Holdings;

●	The directors nominated by Legacy Cyabra were to constitute a majority of the board of directors of Holdings (six out of seven of the initial directors);

●	Legacy Cyabra’s operations were to comprise the ongoing operations of Holdings; and

●	Legacy Cyabra’s name was to be the name used by Holdings – Cyabra Inc. (in replacement of Trailblazer Holdings, Inc).

Under the reverse recapitalization accounting method, the Merger Agreement was deemed to be the equivalent of a capital transaction in which Legacy Cyabra issued shares for the net assets of the Parent. The net assets of the Parent were stated at fair value, with no goodwill or other intangible assets recorded. Operations prior to the Merger Agreement are those of Legacy Cyabra.

In accordance with the applicable guidance to reverse recapitalization, the equity structure has been retroactively adjusted in all comparative periods up to the date of the Closing (the “Closing Date”), to reflect the number of Holdings’s shares of Common Stock, $0.0001 par value per share issued to Legacy Cyabra shareholders in connection with the reverse recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Cyabra shareholders prior to the reverse recapitalization have been retroactively restated as shares reflecting the Conversion ratio established pursuant to the Merger Agreement. In conjunction with the reverse recapitalization, Legacy Cyabra’s Ordinary Shares underwent a 1-for-3.6097 conversion.

Underwriters Arrangements

On October 28, 2025, Trailblazer, Holdings, Legacy Cyabra, LifeSci (as defined below) and Ladenburg Thalmann & Co. Inc. (“Ladenburg” and together with LifeSci, the “Underwriters”) have agreed that, in lieu of the payment in cash of certain deferred underwriting commissions owed to the Underwriters in connection with the initial public offering (“IPO”), prior to the closing of the Business Combination Holdings will issue to the Underwriters 207,000 shares of Holdings Common Stock.

On October 28, 2025, Holdings entered into an advisory agreement with Legacy Cyabra and LifeSci Capital LLC (“LifeSci”) pursuant to which LifeSci will provide certain financial advisory and investment banking services to Cyabra. In connection with such engagement, LifeSci will receive a retainer fee of ordinary shares of Legacy Cyabra which will convert into 105,000 Holdings Shares upon the closing of the Business Combination and an advisory fee of $1,050,000 paid in Holdings Shares 90 days after the closing of the Business Combination.

On October 28, 2025, Holdings entered into an advisory agreement with Legacy Cyabra and Ladenburg pursuant to which Ladenburg will provide financial advisory and investment banking services to Cyabra. In connection with such engagement, Ladenburg will receive an advisory fee of $1,050,000 paid in Holdings Shares 90 days after the closing of the Business Combination.

Attorney Shares

In connection with the Business Combination, on December 18, 2025, Trailblazer, Holdings and Legacy Cyabra entered into a subscription agreement with Loeb & Loeb LLP (“Loeb”), pursuant to which Legacy Cyabra agreed to issue to Loeb, immediately prior to the Closing, a convertible promissory note (the “Loeb Note”) in payment for certain legal fees and expenses due and owing by Trailblazer to Loeb through the closing of the Business Combination. The Loeb Note is expected to initially be convertible into securities of Legacy Cyabra and, upon the Closing, be assumed by Holdings and automatically convert into 1,000,000 shares of Combined Company Common Stock (the “Loeb Shares”).

From and after the closing of the Business Combination, Loeb shall have the right to sell or otherwise dispose of the Loeb Shares in its sole discretion, at market prices, at prices related to such market prices, or at negotiated prices. Any net proceeds actually received from the sale of Loeb Shares shall be deemed to be payment, on a dollar for dollar basis, of fees owed to Loeb. To the extent that the total fee obligation is not fully paid from such net proceeds, Holdings and Legacy Cyabra shall be jointly and severally liable, pursuant to the terms of the note issuance agreement.

Upon payment in full of the total fee obligation and any premium, Loeb shall surrender to Holdings any unsold Loeb Shares.

In connection with the Business Combination, on December 18, 2025, Trailblazer, Holdings and Legacy Cyabra entered into a subscription agreement with Lowenstein Sandler LLP (“Lowenstein”), pursuant to which Legacy Cyabra agreed to issue to Lowenstein, immediately prior to the Closing, a convertible promissory note (the “Lowenstein Note”) in payment for certain legal fees and expenses due and owing by Legacy Cyabra to Lowenstein through the closing of the Business Combination. The Lowenstein Note is expected to initially be convertible into securities of Legacy Cyabra and, upon the Closing, be assumed by Holdings and automatically convert into 1,000,000 shares of Combined Company Common Stock (the “Lowenstein Shares”).

From and after the closing of the Business Combination, Lowenstein shall have the right to sell or otherwise dispose of the Lowenstein Shares in its sole discretion, at market prices, at prices related to such market prices, or at negotiated prices. Any net proceeds actually received from the sale of Lowenstein Shares shall be deemed to be payment, on a dollar for dollar basis, of fees owed to Lowenstein. To the extent that the total fee obligation is not fully paid from such net proceeds, Holdings and Legacy Cyabra shall be jointly and severally liable, pursuant to the terms of the note issuance agreement.

In consideration of Lowenstein’s agreement to enter into the note issuance agreement Lowenstein shall have the right to receive a premium if the total fee obligation is not paid in full by a certain date. Upon payment in full of the total fee obligation and any premium, Lowenstein shall surrender to Holdings any unsold Lowenstein Shares.

Sponsor Promissory Note

On December 4, 2025, Parent entered into an amendment to the Second Amended and Restated Promissory note with the Parent’ sponsor (“Sponsor”), which still provides that in the event that Parent completes an initial Business Combination, all of the outstanding principal balance will convert into new classes of preferred stock of Parent or its successor with a total stated value of such preferred stock equal to 300% (100% Series B + 200% Series C) of the outstanding principal amount.

Upon the closing of the Business Combination, the Second Amended and Restated Promissory Note from Trailblazer to the Sponsor (as amended as of February 11, 2026) in the principal amount of $5.33 million was converted into preferred shares of Holdings with a stated value of $15.99 million. The outstanding principal balance converted into preferred stock with a total stated value of such preferred stock equal to 300% of the outstanding principal amount as follows: (a) the first 100% of the outstanding principal balance converted into shares of Holdings Series B Preferred Stock with an aggregate stated value equal to 100% of the outstanding principal amount, and (b) the remaining 200% of the outstanding principal balance converted into Holdings Series C Preferred Stock with a total stated value equal to 200% of the outstanding principal amount, which is classified as permanent equity.

PIPE Financing

Concurrently with the closing of the Business Combination, Holdings raised $8,000 via a private placement (the “PIPE Financing”), in which the investors will receive Holdings Series B Preferred Stock and warrants.

D. Going Concern: The Company has a limited operating history and faces a number of risks, among them: uncertainties regarding demand and market acceptance of the Company’s products, the effects of technological changes, competition and the development of new products. Additionally, other risk factors exist such as the ability to manage growth, the loss of key personnel and the effect of planned expansion of operations on the future results of the Company.

As from the date it commenced operations, the Company has devoted substantially all of its financial resources to develop its products and has financed its operations primarily through the issuance of equity securities and loans. The Company had accumulated losses in the amount of $58,143 thousand as of March 31, 2026. Cash flow used in operating activities was $2,598 thousand for the three months period ended March 31, 2026. In addition, the Company anticipates that it will continue to incur significant operating costs and losses in connection with the development of its products and with increased business development efforts. The amount of the Company’s future net profits or losses will depend, in part, on the rate of its future expenditures, its ability to generate significant revenues from the sale of its products, and its ability to obtain funding through the issuance of securities, strategic collaborations or grants. Based on the projected cash flows and cash balance as of March 31, 2026, management is of the opinion that without further fund raising it will not have sufficient resources to enable it to continue its operating activities, including the development and marketing of its products for a period of 12 months from the balance sheet date of these consolidated financial statements. As a result, there is a substantial doubt about the Company’s ability to continue as a going concern. Management’s plans include continuing commercialization of the Company’s products and securing sufficient funding through the sale of additional equity securities. There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and securing sufficient funding, it may need to reduce activities, curtail or even cease operations. The consolidated financial statements do not include any adjustments relating to the carrying amounts and classification of assets, liabilities, and reported expenses that might be necessary should the Company be unable to continue as a going concern.

Note 1 — General

A. Description of business and formation of the Company

Cyabra Strategy Ltd. (The “Company”) was incorporated in Israel on July 13, 2017 and commenced operations shortly thereafter. The Company operates as a single operating segment and addresses the threat of fake news for brands and the public sector and provide a software which identifies bad actors online, and mitigates the threat in real-time.

On March 12, 2020, the Company established a wholly owned U.S. subsidiary Cyabra Strategy Inc. (the “subsidiary”), for marketing and distribution activity. The subsidiary commenced operations during 2020. Almost all of the Company’s long-lived assets are currently located in Israel.

B. The Company has a limited operating history and faces a number of risks, among them: uncertainties regarding demand and market acceptance of the Company’s products, the effects of technological changes, competition and the development of new products. Additionally, other risk factors exist such as the ability to manage growth, the loss of key personnel and the effect of planned expansion of operations on the future results of the Company.

As from the date it commenced operations, the Company has devoted substantially all of its financial resources to develop its products and has financed its operations primarily through the issuance of equity securities and loans. The Company had accumulated losses in the amount of $47,373 and $34,554 thousand as of December 31, 2025 and 2024, respectively. Cash flow used in operating activities was $8,144 and $5,196 thousands for the year ended December 31, 2025 and 2024, respectively. In addition, the Company anticipates that it will continue to incur significant operating costs and losses in connection with the development of its products and with increased business development efforts. The amount of the Company’s future net profits or losses will depend, in part, on the rate of its future expenditures, its ability to generate significant revenues from the sale of its products, and its ability to obtain funding through the issuance of securities, strategic collaborations or grants. Based on the projected cash flows and cash balance as of December 31, 2025, management is of the opinion that without further fund raising it will not have sufficient resources to enable it to continue its operating activities, including the development and marketing of its products for a period of 12 months from the balance sheet date of these consolidated financial statements. As a result, there is substantial doubt about the Company’s ability to continue as a going concern. Management’s plans include continuing commercialization of the Company’s products and securing sufficient funding through the sale of additional equity securities. There are no assurances, however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and securing sufficient funding, it may need to reduce activities, curtail or even cease operations. The consolidated financial statements do not include any adjustments relating to the carrying amounts and classification of assets, liabilities, and reported expenses that might be necessary should the Company be unable to continue as a going concern.

C. On October 7, 2023, the “Swords of Iron” war started between Israel and the terrorist organizations in the Gaza Strip, following a surprise attack on Israel led by certain armed groups in the Gaza Strip that included massacres, terrorism and crimes against humanity. This war is concentrated in the Gaza Strip which is along the southern region of the State of Israel, whereas the Hezbollah terrorist organization located in Lebanon has also engaged in hostilities. Israel has responded to the attacks against it with airstrikes and extensive mobilization of reserves. Some of these hostilities were accompanied by missiles being fired from the Gaza Strip and Lebanon against civilian targets in various parts of Israel, including areas in which Cyabra’s employees are located, and negatively affected business conditions in Israel. In addition, Iran fired missiles and drones at Israel. In November 2024, a ceasefire agreement was reached with the Hezbollah terrorist organization. During October 2025, a ceasefire was reached in Gaza. Subsequently, in March 2026, geopolitical tensions further escalated, involving direct military engagements between Israel and Iran. These events were accompanied by increased regional instability and market volatility.

Following the latest developments and the attacks on Israel, and the subsequent recruitment of reserves units and the government’s declaration of war, there has been a decrease in the scope of local economic and business activity in Israel. The Company estimates that at this stage, based on the information it has as of the date of the approval of these financial statements, that current events do not have a material impact on the business results of the Company in the short term. Since this is an event that is beyond the control of the Company, and factors such as the continuation of the war or its cessation may affect the Company’s estimates, as of the date of the report the Company has no ability to estimate the extent of the impact of the war on its business activities and on its results in the medium and long term. The Company continues to regularly monitor the developments on the subject and examines the consequences for its activities and the value of its assets.

D. On July 22, 2024, the Company entered into a merger agreement (the “Merger Agreement”) with Trailblazer Merger Corporation I (“Parent”), a blank-check special purpose acquisition company, Trailblazer Merger Sub, Ltd., a direct, wholly owned subsidiary of Parent (“Merger Sub”), and Trailblazer Holdings, Inc., a direct, wholly owned subsidiary of Parent (“Holdings”). Upon the consummation of the transactions contemplated by the Merger Agreement, (a) Parent will merge with and into Holdings and Holdings will be the survivor of such merger and (b) Merger Sub will merge with and into the Company, with the Company being the surviving entity, following which Merger Sub will cease to exist and the Company will become a wholly owned subsidiary of Parent and will be publicly listed on the Nasdaq. The aggregate merger consideration to be received by the Company shareholders is 7,000,000 shares of Holdings common stock, par value $0.0001 per share (the “Holdings Common Stock”), calculated by dividing (a) $70,000,000 by (b) $10.00 (the “Aggregate Merger Consideration”). On November 6, 2025, the Company signed an amendment to the Merger Agreement, according to which, the Aggregate Merger Consideration was changed to $106,000,000 instead of $70,000,000.

In addition, from and after the period commencing on the six month anniversary of the closing of the Merger until December 31, 2026, (the “First Calculation Period”), in the event that over any 20 consecutive Trading Days within any 30-Trading Day period during the First Calculation Period the daily VWAP of the shares of Holdings Common Stock is greater than or equal to $15.00 per share (the “First Earnout Event”), promptly after the occurrence of the First Earnout Event, the persons that were Company Securityholders immediately prior to the Effective Time (the “Earnout Securityholders”) shall be entitled to receive their pro rata portion of one third of 3,000,000 shares of Holdings Common Stock (the “Incentive Merger Consideration”) as additional consideration for the Merger.

From and after the six month anniversary of the Closing until December 31, 2027 (the “Second Calculation Period”), in the event that over any 20 Trading Days within any 30-Trading Day period during the Second Calculation Period the daily VWAP of the shares of Holdings Common Stock is greater than or equal to $20.00 per share (the “Second Earnout Event”), promptly after the occurrence of the Second Earnout Event, Earnout Securityholders shall be entitled to receive their pro rata portion of an additional one third of the Incentive Merger Consideration as additional consideration for the Merger.

From and after the six month anniversary of the Closing until December 31, 2029 (the “Third Calculation Period”), in the event that over any 20 Trading Days within any 30-Trading Day period during the Third Calculation Period the daily VWAP of the shares of Holdings Common Stock is greater than or equal to $25.00 per share (the “Third Earnout Event”), promptly after the occurrence of the Third Earnout Event, the Earnout Securityholders shall be entitled to receive their pro rata portion of the final one third of the Incentive Merger Consideration as additional consideration for the Merger.

In addition-Contemporaneously with the execution of, and as a condition and an inducement to Parent and the Company, entering into the Merger Agreement, an affiliate of the sponsor of Parent will provide to the Company a loan in the form of convertible promissory notes (collectively, the “2024 Convertible Notes”) provided that the Company will have the ability to raise additional amount, up to a total aggregate amount of $6,000,000.

In addition, Parent will enter into subscription agreements with certain investors for aggregate investments of no less than $6,000,000 in Holdings Common Stock in a private placement that will close concurrently with the Closing (the “PIPE Investment”).

Notwithstanding the foregoing, in the event that in excess of $3,500,000 remains in the Trust Account after redemption of the Parent Class A Common Stock in connection with the Merger, the PIPE Investment shall be reduced by the amount by which the Trust Account exceeds $3,500,000.

Further, up to $1,000,000 of the PIPE Investment may be provided upon the initial filing of the Registration Statement with the Securities and Exchange Commission, if mutually agreed upon between the parties.

In addition, upon the Closing, some key employees of the Company will receive 400,000 shares of Class A Common Stock of the Parent in the aggregate, and will also be entitled to a one time transaction bonus of $400,000 each.

TRAILBLAZER HOLDINGS, INC. [Member]
General [Line Items]
General

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Trailblazer Holdings, Inc. (the “Company” or “Holdings”) was incorporated in Delaware on July 16, 2024. The Company was formed for the purpose of merging with Trailblazer Merger Corporation I (“Trailblazer”) prior to the transactions contemplated in the Merger Agreement, as defined below, to facilitate the consummation of the Business Combination. The Company has selected December 31 as its fiscal year end.

Proposed Business Combination

On July 22, 2024, Trailblazer, a Delaware corporation, entered into a merger agreement, by and among Trailblazer, Trailblazer Merger Sub, Ltd., an Israeli company and a direct, wholly owned subsidiary of Trailblazer (“Merger Sub”), Holdings, a direct, wholly owned subsidiary of Trailblazer, and Cyabra Strategy Ltd., a private company organized in Israel (“Cyabra”) (as amended on November 11, 2024 and November 6, 2025, and as it may be further amended and/or restated from time to time, the “Merger Agreement”).

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, (a) Trailblazer shall merge with and into Holdings and Holdings shall be the survivor of such merger (the “Parent Merger” and all references to Trailblazer subsequent to the Parent Merger shall be intended to refer to Holdings as the survivor of the Parent Merger) and (b) Merger Sub shall merge with and into Cyabra, with Cyabra being the surviving entity (the “Acquisition Merger” and, together with the Parent Merger and all other transactions contemplated by the Merger Agreement, the “Business Combination”), following which Merger Sub will cease to exist and Cyabra will become a wholly owned subsidiary of Holdings (the “Surviving Corporation”). In connection with the Business Combination, Holdings (at such stage, referred to herein as the “Combined Company”) will be renamed “Cyabra, Inc.” (“Pubco”).

Liquidity and Going Concern

For the year ended December 31, 2025, the Company reported a net loss of $156,348. As of December 31, 2025, the Company had no cash and working capital deficit of $210,168.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. If the Business Combination is not consummated by March 30, 2026 (the “Combination Period”), then the Company will cease all operations except for the purpose of liquidating. The liquidity condition and potential dissolution if the Business Combination is not consummated by the Combination Period raise substantial doubt about the Company’s ability to continue as a going concern.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these financial statements are available to be issued. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.